STATEMENT OF CASH FLOWS	4 Months Ended
Dec. 31, 2020 USD ($)
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (5,281,503)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs in exchange for issuance of Class B ordinary shares	299,659
Change in fair value of warrants	5,019,872
Interest earned on marketable securities held in Trust Account	(38,028)
Changes in operating assets and liabilities:
Prepaid expenses	(349,388)
Accrued expenses	93,136
Net cash used in operating activities	(550,911)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(275,000,000)
Net cash used in investing activities	(275,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	269,500,000
Proceeds from sale of Private Placement Warrants	7,500,000
Proceeds from promissory note – related party	5,000
Payments of offering costs	(99,890)
Payments of offering costs	(425,433)
Net cash provided by financing activities	276,479,677
Net Change in Cash	928,766
Cash - Beginning	0
Cash - Ending	928,766
Non-cash investing and financing activities:
Offering costs included in accrued offering costs	48,965
Offering costs paid directly by Sponsor from proceeds of issuance of Class B ordinary shares	20,000
Offering costs paid through promissory note – related party	94,890
Initial classification of warrant liability	29,954,941
Initial classification of Class A ordinary shares subject to possible redemption	231,850,770
Change in value of Class A ordinary shares subject to possible redemption	(5,276,510)
Deferred underwriting fee payable	$ 9,625,000